Related Party Transactions (Details Narrative)																		1 Months Ended				3 Months Ended			4 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended				17 Months Ended
	May 05, 2023 USD ($)	May 03, 2023 USD ($) $ / shares shares		May 31, 2022 shares	Mar. 30, 2022 USD ($) shares	Jan. 01, 2022 shares	Oct. 31, 2021 $ / shares shares	Sep. 07, 2021 USD ($)	Mar. 02, 2021 USD ($) shares	Mar. 01, 2021 USD ($) shares	Aug. 03, 2020 USD ($) $ / shares shares	Mar. 27, 2020	Dec. 19, 2019 USD ($) $ / shares shares	Nov. 22, 2018 USD ($) shares	Dec. 29, 2016 USD ($) $ / shares shares	Dec. 01, 2016 USD ($) $ / shares shares	Jul. 01, 2016 USD ($)	Mar. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2022 USD ($)	Sep. 30, 2021 shares	Jun. 30, 2021 shares	Jun. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 shares	Sep. 30, 2022 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Nov. 15, 2018 USD ($) shares	May 18, 2022 USD ($)	Mar. 29, 2022 $ / shares	Oct. 22, 2021 USD ($)	Mar. 24, 2021 $ / shares shares
Related Party Transaction [Line Items]
Stock issued during period, value, new issues																						$ 16,447,649
Share price | $ / shares																						$ 0.25				$ 0.25
Exercise price | $ / shares																						0.25				0.25
Exercise price | $ / shares																						$ 0.21				$ 0.21
Loan payable																						$ 150,000				$ 150,000
Creek Road Miners Inc [Member]
Related Party Transaction [Line Items]
Issuance of common stock for investment, shares | shares				169,205
Stock issued during period, value, new issues																													100,000
Investments																									$ 302,654					$ 302,654
Shares granted | shares																														7,300,000
Exercise price | $ / shares																									$ 2.45				$ 0.25	$ 2.45	$ 0.32
Non accountable expense reimbursement								$ 200,000
Shares cancelled during period | shares											86,466
Debt instrument face amount																																		$ 500,000
Debt interest rate																													10.00%
Class of warrant or right number of securities called by each warrant or right | shares					600,000		2,933,340																166,660					166,660	21,948,266
Exercise price | $ / shares							$ 1.50
Due to related party current																									$ 7,231,558				$ 8,049,689	$ 7,231,558						$ 2,000
Gross proceeds from exercise of warrants					$ 900,000																		$ 83,330						983,330
Debt interest payable description												The loans bear interest at an annual rate of one percent (1%), are due two (2) years from the date of issuance, and all payments are deferred for the first six (6) months of the loan. Any unforgiven balance of loan principal and accrued interest at the end of the six (6) month loan deferral period is amortized in equal monthly installments over the remaining 18-months of the loan term
Payments for rent																			$ 3,000										0	81,000
Due to related party on initial ninety days																																				$ 1,500
Repayments of related party debt																													400,000
Paid for rent																													9,000
Stock issued during period shares other value																													(5)
Loan payable																									361,595				149,900	361,595
Creek Road Miners Inc [Member] | Barlock Convertible Debentures [Member]
Related Party Transaction [Line Items]
Stock issued during period shares conversion of convertible securities | shares																		18,000
Creek Road Miners Inc [Member] | Bristol Investment Fund Ltd [Member]
Related Party Transaction [Line Items]
Due to related party current																									4,025,479				4,322,045	4,025,479
Creek Road Miners Inc [Member] | John D Maatta [Member]
Related Party Transaction [Line Items]
Stock issued during period shares share based compensation | shares																																	86,466
Stock issued during period value share based compensation																																	$ 212,707
Creek Road Miners Inc [Member] | Bristol Capital LLC [Member]
Related Party Transaction [Line Items]
Non accountable expense reimbursement								$ 200,000
Legal fees																			$ 12,040
Creek Road Miners Inc [Member] | Bristol Capital Advisors, LLC [Member]
Related Party Transaction [Line Items]
Operating lease term																	5 years and 3 months
Operating lease payments																	$ 8,000												0	83,054
Creek Road Miners Inc [Member] | Barlock 2019 Fund LP [Member] | Barlock Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt instrument face amount																													2,496,850
Creek Road Miners Inc [Member] | K2PC Consulting, LLC [Member]
Related Party Transaction [Line Items]
Payments of marketing fees																													7,850	24,500
Stockholders Agreement [Member] | Bristol Capital Advisors, LLC [Member]
Related Party Transaction [Line Items]
Stockholders agreement description																										(i) one nominee designated by Bristol Capital Advisors and Paul L. Kessler, collectively, so long as Bristol Capital Advisors, Paul L. Kessler and their respective affiliates collectively beneficially own at least 50% of the number of shares of Common Stock collectively beneficially owned by such parties on the Closing Date; (ii) four nominees designated by Gary C. Hanna and Edward Kovalik (the “Prairie Members”) so long as the Prairie Members and their affiliates collectively beneficially own at least 50% of the number of shares of Common Stock collectively beneficially owned by such parties on the Closing Date; (iii) three nominees designated by the Prairie Members so long as the Prairie Members and their affiliates collectively beneficially own at least 40% (but less than 50%) of the number of shares of Common Stock collectively beneficially owned by such parties on the Closing Date; (iv) two nominees designated by the Prairie Members so long as the Prairie Members and their affiliates collectively beneficially own at least 30% (but less than 40%) of the number of shares of Common Stock collectively beneficially owned by such parties on the Closing Date; and (v) one nominee designated by the Prairie Members so long as the Prairie Members and their affiliates collectively beneficially own at least 20% (but less than 30%) of the number of shares of Common Stock collectively beneficially owned by such parties on the Closing Date.
Lock Up Agreements [Member] | Bristol Capital Advisors, LLC [Member]
Related Party Transaction [Line Items]
Investments																						$ 100,000				$ 100,000
Consulting Services Agreement [Member] | Creek Road Miners Inc [Member]
Related Party Transaction [Line Items]
Non accountable expense reimbursement															$ 200,000
Consulting Services Agreement [Member] | Creek Road Miners Inc [Member] | Bristol Capital LLC [Member]
Related Party Transaction [Line Items]
Shares granted | shares															30,000
Exercise price | $ / shares															$ 0.25
Debt Instrument, Periodic Payment															$ 18,750
Percentage of fully diluted shares of common stock															5.00%
Professional fees																													225,000	225,000
Accrued professional fees																									93,750				$ 318,750	93,750
Securities Purchase Agreement - December 2016 [Member] | Creek Road Miners Inc [Member] | Bristol Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt instrument face amount																$ 2,500,000		$ 3,150						$ 3,150
Debt instrument, maturity date													Dec. 30, 2021			Dec. 30, 2018
Debt interest rate																12.00%
Debt instrument convertible conversion price1 | $ / shares							0.175									$ 3.00		$ 0.175						$ 0.175
Debt instrument convertible threshold percentage of stock price trigger																50.00%
Securities Purchase Agreement - December 2016 [Member] | Creek Road Miners Inc [Member] | Barlock Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt instrument convertible threshold percentage of stock price trigger													50.00%
Securities Purchase Agreement - December 2016 [Member] | Creek Road Miners Inc [Member] | Bristol Investment Fund Ltd [Member]
Related Party Transaction [Line Items]
Issuance of common stock for investment, shares | shares																25,000
Stock issued during period, value, new issues																$ 85,000
Purchase price of securities																2,500,000
Repayments of debt																25,000
Debt instrument unamortized discount																$ 25,791
Securities Purchase Agreement - December 2016 [Member] | Creek Road Miners Inc [Member] | Bristol Capital LLC [Member] | Bristol Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion price1 | $ / shares																													$ 0.175
Securities Purchase Agreement - December 2016 [Member] | Creek Road Miners Inc [Member] | Bristol Investment Fund Ltd [Member] | Bristol Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt instrument face amount																									2,500,000				$ 2,496,850	$ 2,500,000
Stock issued during period shares conversion of convertible securities | shares																													14,267,714	14,285,714	10,000,000
Accrued interest payable																									1,525,479				$ 1,825,195	$ 1,525,479
Securities Purchase Agreement December 2019 [Member] | Creek Road Miners Inc [Member] | Barlock Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt instrument face amount													$ 2,500,000					$ 3,150						$ 3,150
Debt instrument, maturity date													Dec. 30, 2021
Debt interest rate													12.00%
Debt instrument convertible conversion price1 | $ / shares							0.175						$ 2.50					$ 0.175						$ 0.175
Debt interest payable description													Interest is payable quarterly on (i) January 1, April 1, July 1 and October 1, beginning on January 1, 2020, (ii) on each date the purchaser converts, in whole or in part, the Barlock Convertible Debenture into common stock (as to that principal amount then being converted), and (iii) on the day that is 20 days following the Company’s notice to redeem some or all of the of the outstanding principal of the Barlock Convertible Debenture (only as to that principal amount then being redeemed) and on the maturity date.
Securities Purchase Agreement December 2019 [Member] | Creek Road Miners Inc [Member] | Barlock 2019 Fund, LP [Member] | Barlock Convertible Debentures [Member]
Related Party Transaction [Line Items]
Purchase price of securities													$ 2,500,000
Debt instrument unamortized discount													$ 25,400
Securities Purchase Agreement December 2019 [Member] | Creek Road Miners Inc [Member] | Barlock 2019 Fund, LP [Member] | Barlock Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt instrument face amount																									2,500,000				$ 2,496,850	$ 2,500,000
Debt instrument convertible conversion price1 | $ / shares																													$ 0.175
Stock issued during period shares conversion of convertible securities | shares																													14,267,714	14,285,714
Accrued interest payable																									612,239				$ 912,044	$ 612,239
Securities Purchase Agreement December 2019 [Member] | Creek Road Miners Inc [Member] | Barlock 2019 Fund LP [Member] | Barlock Convertible Debentures [Member]
Related Party Transaction [Line Items]
Stock issued during period shares conversion of convertible securities | shares																															10,000,000
Series D Preferred Stock [Member]
Related Party Transaction [Line Items]
Share price | $ / shares		$ 0.175
Stock issued during period shares conversion of convertible securities | shares		4,423
Series A Preferred Stock [Member] | Creek Road Miners Inc [Member]
Related Party Transaction [Line Items]
Shares granted | shares						7,722
Shares cancelled during period | shares											21,271
Debt instrument convertible conversion price1 | $ / shares							0.175
Exercise price | $ / shares							0.175
Series A Preferred Stock [Member] | Consulting Services Agreement [Member] | Creek Road Miners Inc [Member] | Bristol Capital LLC [Member]
Related Party Transaction [Line Items]
Issuance of common stock for investment, shares | shares									22,500
Stock issued during period, value, new issues									$ 225,000
Shares cancelled during period | shares											202,022
Cancellation, value											$ 49,688
Common Stock [Member]
Related Party Transaction [Line Items]
Issuance of common stock for investment, shares | shares		110,314,022	[1]
Stock issued during period, value, new issues		$ 9,928,262
Common Stock [Member] | Creek Road Miners Inc [Member]
Related Party Transaction [Line Items]
Issuance of common stock for investment, shares | shares																													169,205
Stock issued during period, value, new issues																													$ 17
Stock issued during period shares other | shares																													11,502
Shares cancelled during period | shares																													7,175,000
Debt instrument convertible conversion price1 | $ / shares																													$ 0.175
Stock issued during period shares conversion of convertible securities | shares																													36,000
Class of warrant or right number of securities called by each warrant or right | shares																																					300,000
Exercise price | $ / shares																																			$ 1.50		$ 1.00
Stock issued during period shares other value
Common Stock [Member] | Amended And Restated Non Compensatory Option Agreement [Member]
Related Party Transaction [Line Items]
Stock issued during period shares other | shares																										8,000,000
Share price | $ / shares																						$ 0.25				$ 0.25
Common Stock [Member] | Series D Preferred Stock [Member]
Related Party Transaction [Line Items]
Share price | $ / shares		$ 1,000
Preferred Stock [Member] | Consulting Services Agreement [Member] | Creek Road Miners Inc [Member] | Bristol Capital LLC [Member]
Related Party Transaction [Line Items]
Issuance of common stock for investment, shares | shares											38,438			202,022
Stock issued during period, value, new issues											$ 384,375			$ 496,875
Preferred Stock [Member] | Series D Preferred Stock [Member]
Related Party Transaction [Line Items]
Issuance of common stock for investment, shares | shares																						17,376
Stock issued during period, value, new issues																						$ 174
Stock issued during period shares conversion of convertible securities | shares																						4,423
Preferred Stock [Member] | Series A Preferred Stock [Member] | Creek Road Miners Inc [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, new issues
Stock issued during period shares other value
Series A Warrants [Member] | Creek Road Miners Inc [Member]
Related Party Transaction [Line Items]
Beneficial ownership limitation																													Shares of common stock issuable upon exercise of warrants are subject to a 4.99% beneficial ownership limitation, which may increase to 9.99% upon notice to the Company
Series A Warrants [Member] | Creek Road Miners Inc [Member] | Barlock 2019 Fund, LP [Member] | Barlock Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion price1 | $ / shares													$ 2.50
Stock issued during period shares conversion of convertible securities | shares													1,000,000
Exercise price | $ / shares													$ 2.50
Series A Warrants [Member] | Securities Purchase Agreement - December 2016 [Member] | Creek Road Miners Inc [Member]
Related Party Transaction [Line Items]
Stock issued during period shares conversion of convertible securities | shares											7,000,000
Class of warrant or right number of securities called by each warrant or right | shares																833,333															7,000,000
Exercise price | $ / shares											$ 0.25					$ 3.00															$ 0.25
Maturity date																Dec. 01, 2021
Series A Warrants [Member] | Securities Purchase Agreement - December 2016 [Member] | Creek Road Miners Inc [Member] | Bristol Investment Fund Ltd [Member]
Related Party Transaction [Line Items]
Class of warrant or right number of securities called by each warrant or right | shares													700,000
Exercise price | $ / shares													$ 2.50
Series A Warrants [Member] | Securities Purchase Agreement - December 2016 [Member] | Creek Road Miners Inc [Member] | Barlock 2019 Fund, LP [Member]
Related Party Transaction [Line Items]
Maturity date													Dec. 01, 2024
Due to related party current													$ 300,000
Series A Warrants [Member] | Securities Purchase Agreement December 2019 [Member] | Creek Road Miners Inc [Member]
Related Party Transaction [Line Items]
Debt instrument unamortized discount																									0				$ 0	0
Debt instrument convertible conversion price1 | $ / shares							$ 0.175
Stock issued during period shares conversion of convertible securities | shares							4,285,714				3,000,000
Class of warrant or right number of securities called by each warrant or right | shares													300,000																4,285,714		3,000,000
Exercise price | $ / shares							$ 0.175				$ 0.25		$ 2.50																$ 0.175		$ 0.25
Maturity date													Dec. 01, 2024
Fair value adjustment of warrants																													$ 545,336
Series A Common Stock Purchase Warrants [Member] | Creek Road Miners Inc [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion price1 | $ / shares							$ 0.175
Stock issued during period shares conversion of convertible securities | shares							10,000,000
Exercise price | $ / shares							$ 0.175
Series A Common Stock Purchase Warrants [Member] | Securities Purchase Agreement - December 2016 [Member] | Creek Road Miners Inc [Member]
Related Party Transaction [Line Items]
Class of warrant or right number of securities called by each warrant or right | shares																													10,000,000
Exercise price | $ / shares																													$ 0.175
Warrants and rights outstanding, measurement input																							0.20					0.20
Series B Warrants [Member] | Securities Purchase Agreement - December 2016 [Member] | Creek Road Miners Inc [Member]
Related Party Transaction [Line Items]
Class of warrant or right number of securities called by each warrant or right | shares																833,333
Exercise price | $ / shares																$ 0.002
Maturity date																Dec. 01, 2021
Gross proceeds from exercise of warrants																$ 1,667
Series B Warrants [Member] | Securities Purchase Agreement - December 2016 [Member] | Creek Road Miners Inc [Member] | Bristol Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt instrument unamortized discount																									0				$ 0	0
Fair value adjustment of warrants																														$ 1,448,293
Edward Kovalik And Gary C Hanna [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Issuance of common stock for investment, shares | shares																										32,823,838
Paul L. Kessler [Member] | Series D Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, new issues																										$ 1,250,000
Paul L. Kessler [Member] | Series A Preferred Stock [Member] | Creek Road Miners Inc [Member]
Related Party Transaction [Line Items]
Stock issued during period shares share based compensation | shares																								4,941			4,941	2,958	3,792	673
Jonathan H Gary [Member] | Series D Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, new issues																										$ 750,000
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
One time payment to former Directors	$ 250,000
Director and Employees [Member] | Securities Purchase Agreement - December 2016 [Member] | Creek Road Miners Inc [Member] | Bristol Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion price1 | $ / shares											0.25
Decrease in conversion price | $ / shares											0.25
Director and Employees [Member] | Securities Purchase Agreement December 2019 [Member] | Creek Road Miners Inc [Member] | Barlock Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion price1 | $ / shares											0.25
Decrease in conversion price | $ / shares											0.25
Director and Employees [Member] | Series A Warrants [Member] | Securities Purchase Agreement - December 2016 [Member] | Creek Road Miners Inc [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion price1 | $ / shares											0.25
Director and Employees [Member] | Series A Warrants [Member] | Securities Purchase Agreement December 2019 [Member] | Creek Road Miners Inc [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion price1 | $ / shares											$ 0.25
Scott D Kaufman [Member] | Creek Road Miners Inc [Member]
Related Party Transaction [Line Items]
Issuance of common stock for investment, shares | shares										8,300
Stock issued during period, value, new issues										$ 83,332
Monthly rent																									3,000
Payments for rent																													$ 0	$ 9,410
Scott D Kaufman [Member] | Series A Preferred Stock [Member] | Creek Road Miners Inc [Member]
Related Party Transaction [Line Items]
Stock issued during period shares share based compensation | shares																				6,249	6,249			3,409			5,361	902		6,250
John D Maatta [Member] | Creek Road Miners Inc [Member]
Related Party Transaction [Line Items]
Repayments of related party debt																															$ 126,000
Proceeds from related party debt																															$ 125,000	$ 100,000
Loan payable																									$ 0				$ 0	$ 0
John D Maatta [Member] | Series A Preferred Stock [Member] | Creek Road Miners Inc [Member]
Related Party Transaction [Line Items]
Stock issued during period shares share based compensation | shares																												8,333
John D Maatta [Member] | Series A Preferred Stock [Member] | Creek Road Miners Inc [Member] | Debt Settlement One [Member]
Related Party Transaction [Line Items]
Stock issued during period shares other | shares											29,496
Stock issued during period shares other value											$ 294,965
John D Maatta [Member] | Series A Preferred Stock [Member] | Creek Road Miners Inc [Member] | Debt Settlement Two [Member]
Related Party Transaction [Line Items]
Stock issued during period shares other | shares											35,100
Stock issued during period shares other value											$ 351,000
Mr.Maatta [Member] | Series A Preferred Stock [Member] | Creek Road Miners Inc [Member]
Related Party Transaction [Line Items]
Stock issued during period shares other | shares									8,500
Stock issued during period shares other value									$ 85,546

[1]	For purposes of this unaudited pro forma combined financial information, 110,314,022 represents the historical shares of the common stock outstanding immediately prior to the closing of the Merger on May 3, 2023.